Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate	(21.00%)	(21.00%)
State income tax benefit, net of federal benefit	(6.00%)	(6.00%)
Change in valuation allowance	27.00%	27.00%
Income taxes at effective tax rate